Note 11 - Share-based Compensation - Share-based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Allocated Share-based Compensation Expense	$ 916	$ 992	$ 1,287	$ 5,193
Research and Development Expense [Member]
Allocated Share-based Compensation Expense	220	978	376	5,851
General and Administrative Expense [Member]
Allocated Share-based Compensation Expense	$ 696	$ 14	$ 911	$ (658)